Schedule of Investments Carbon Transition & Infrastructure ETF^ (Unaudited)
November 30, 2023

Number of Shares		Value
Common Stocks 96.5%
Building Products 1.7%
8,041	Johnson Controls International PLC	$424,565
Chemicals 10.8%
1,636	Air Products & Chemicals, Inc.	442,620
3,696	Linde PLC	1,529,294
2,838	Sika AG	768,726
		2,740,640
Commercial Services & Supplies 3.4%
6,429	Waste Connections, Inc.	870,766
Construction & Engineering 3.1%
4,248	Quanta Services, Inc.	799,941
Construction Materials 3.3%
13,217	CRH PLC	831,954
Electric Utilities 16.6%
4,257	Acciona SA	600,070
8,126	Constellation Energy Corp.	983,571
3,337	Duke Energy Corp.	307,938
8,255	Exelon Corp.	317,900
10,398	FirstEnergy Corp.	384,102
55,598	Iberdrola SA	686,582
15,964	NextEra Energy, Inc.	934,054
		4,214,217
Electrical Equipment 23.5%
28,853	ABB Ltd.	1,143,643
5,203	Eaton Corp. PLC	1,184,671
3,369	Generac Holdings, Inc.*	394,409
2,838	Hubbell, Inc.	851,400
30,788	Nordex SE*	340,657
4,730	Schneider Electric SE	868,158
42,387	Vestas Wind Systems AS*	1,173,206
		5,956,144
Electronic Equipment, Instruments & Components 2.7%
10,105	Itron, Inc.*	680,875
Independent Power and Renewable Electricity Producers 6.0%
15,437	Atlantica Sustainable Infrastructure PLC	293,612
11,437	NextEra Energy Partners LP	269,227
6,751	Ormat Technologies, Inc.	454,477
42,749	Sunnova Energy International, Inc.*(a)	495,888
		1,513,204
Number of Shares		Value
Machinery 1.2%
2,304	Chart Industries, Inc.*	$299,589
Multi-Utilities 6.5%
17,458	CenterPoint Energy, Inc.	493,538
6,278	Dominion Energy, Inc.	284,644
31,919	National Grid PLC	414,043
6,444	Sempra	469,574
		1,661,799
Oil, Gas & Consumable Fuels 9.5%
6,382	Cheniere Energy, Inc.	1,162,482
7,169	DT Midstream, Inc.	410,712
22,432	Williams Cos., Inc.	825,273
		2,398,467
Professional Services 4.2%
11,481	Arcadis NV	575,615
3,870	Jacobs Solutions, Inc.	492,187
		1,067,802
Semiconductors & Semiconductor Equipment 4.0%
13,611	Canadian Solar, Inc.*(a)	286,239
4,700	First Solar, Inc.*	741,566
		1,027,805
Total Common Stocks (Cost $24,916,652)		24,487,768

Short-Term Investments 4.8%
Investment Companies 4.8%
814,446	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.31%(b)	814,446
397,649	State Street Navigator Securities Lending Government Money Market Portfolio, 5.37%(b)(c)	397,649
Total Short-Term Investments (Cost $1,212,095)		1,212,095
Total Investments 101.3% (Cost $26,128,747)		25,699,863
Liabilities Less Other Assets (1.3)%		(331,897)
Net Assets 100.0%		$25,367,966

*	Non-income producing security.
See Notes to Schedule of Investments

Schedule of Investments Carbon Transition & Infrastructure ETF^ (Unaudited)  (cont’d)
(a)	All or a portion of this security is on loan at November 30, 2023. Total value of all such securities at November 30, 2023 amounted to $386,756 for the Fund.
(b)	Represents 7-day effective yield as of November 30, 2023.
(c)	Represents investment of cash collateral received from securities lending.

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$18,205,375	71.8%
Switzerland	1,912,369	7.5%
Spain	1,580,264	6.2%
Denmark	1,173,206	4.6%
Netherlands	575,615	2.3%
United Kingdom	414,043	1.6%
Germany	340,657	1.4%
Canada	286,239	1.1%
Short-Term Investments and Other Liabilities—Net	880,198	3.5%
	$25,367,966	100.0%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$24,487,768	$—	$—	$24,487,768
Short-Term Investments	—	1,212,095	—	1,212,095
Total Investments	$24,487,768	$1,212,095	$—	$25,699,863

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments China Equity ETF^ (Unaudited)
November 30, 2023

Number of Shares		Value
Common Stocks 97.1%
Air Freight & Logistics 1.7%
12,700	SF Holding Co. Ltd. Class A	$75,104
Automobile Components 3.1%
26,800	Fuyao Glass Industry Group Co. Ltd. Class A	141,235
Banks 4.8%
119,000	China CITIC Bank Corp. Ltd. Class H	53,777
183,500	China Construction Bank Corp. Class A	164,340
		218,117
Beverages 10.4%
5,600	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	91,396
800	Kweichow Moutai Co. Ltd. Class A	200,555
3,000	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	100,275
7,400	Tsingtao Brewery Co. Ltd. Class A	77,209
		469,435
Biotechnology 4.6%
25,000	Akeso, Inc.*(a)	159,545
3,200	BeiGene Ltd.*	45,841
		205,386
Broadline Retail 1.0%
4,900	Alibaba Group Holding Ltd.*	45,636
Building Products 1.9%
40,500	Zhejiang Weixing New Building Materials Co. Ltd. Class A	84,784
Capital Markets 2.0%
30,700	CITIC Securities Co. Ltd. Class A	92,150
Chemicals 2.5%
9,800	Wanhua Chemical Group Co. Ltd. Class A	110,601
Commercial Services & Supplies 1.2%
9,800	Shanghai M&G Stationery, Inc. Class A	54,484
Construction Materials 1.8%
13,800	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	41,577
26,400	China Jushi Co. Ltd. Class A	40,896
		82,473
Consumer Staples Distribution & Retail 0.8%
8,700	Laobaixing Pharmacy Chain JSC Class A	37,193
Number of Shares		Value
Containers & Packaging 1.6%
19,600	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	$71,558
Electrical Equipment 7.6%
2,700	Contemporary Amperex Technology Co. Ltd. Class A	63,097
44,800	Dongfang Electric Corp. Ltd. Class A	91,341
31,300	NARI Technology Co. Ltd. Class A	96,403
7,800	Sungrow Power Supply Co. Ltd. Class A	90,813
		341,654
Electronic Equipment, Instruments & Components 8.2%
29,100	Foxconn Industrial Internet Co. Ltd. Class A	61,489
26,300	Luxshare Precision Industry Co. Ltd. Class A	117,144
28,800	Shenzhen Sunlord Electronics Co. Ltd. Class A	109,338
9,815	SUPCON Technology Co. Ltd. Class A	60,158
15,200	Tianma Microelectronics Co. Ltd. Class A*	23,120
		371,249
Health Care Equipment & Supplies 6.4%
64,000	AK Medical Holdings Ltd.(a)	57,681
2,235	iRay Technology Co. Ltd. Class A	68,118
4,000	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	162,812
		288,611
Health Care Providers & Services 2.7%
28,500	Aier Eye Hospital Group Co. Ltd. Class A	68,038
5,900	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	54,491
		122,529
Hotels, Restaurants & Leisure 0.4%
1,600	Meituan Class B*(a)	18,558
Household Durables 5.4%
17,700	Haier Smart Home Co. Ltd. Class A	54,788
19,000	Midea Group Co. Ltd. Class A	137,379
63,000	Shenzhen MTC Co. Ltd. Class A	50,780
		242,947
Insurance 4.4%
90,000	China Life Insurance Co. Ltd. Class H	121,900
13,300	Ping An Insurance Group Co. of China Ltd. Class A	75,935
		197,835
Interactive Media & Services 1.6%
1,700	Tencent Holdings Ltd.	71,166
See Notes to Schedule of Investments

Schedule of Investments China Equity ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Life Sciences Tools & Services 1.4%
7,100	Hangzhou Tigermed Consulting Co. Ltd. Class A	$61,709
Machinery 8.3%
45,500	Sany Heavy Industry Co. Ltd. Class A	86,910
13,800	Shenzhen Inovance Technology Co. Ltd. Class A	127,473
19,000	Yizumi Holdings Co. Ltd. Class A	50,145
27,300	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	110,481
		375,009
Personal Care Products 2.0%
6,100	Proya Cosmetics Co. Ltd. Class A	88,263
Pharmaceuticals 2.3%
15,500	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	104,155
Professional Services 0.8%
18,200	Pony Testing International Group Co. Ltd. Class A	35,426
Real Estate Management & Development 3.0%
42,600	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	62,116
Number of Shares		Value
Real Estate Management & Development – cont'd
78,000	Yuexiu Property Co. Ltd.	$71,097
		133,213
Semiconductors & Semiconductor Equipment 1.3%
16,700	Tongwei Co. Ltd. Class A	57,254
Textiles, Apparel & Luxury Goods 2.3%
10,500	Shenzhou International Group Holdings Ltd.	105,386
Transportation Infrastructure 1.6%
51,700	Jiangsu Expressway Co. Ltd. Class A	73,721
Total Common Stocks (Cost $4,367,768)		4,376,841

Short-Term Investments 5.4%
Investment Companies 5.4%
241,350	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.31%(b) (Cost $241,350)	241,350
Total Investments 102.5% (Cost $4,609,118)		4,618,191
Liabilities Less Other Assets (2.5)%		(111,906)
Net Assets 100.0%		$4,506,285

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2023 amounted to $235,784, which represents 5.2% of net assets of the
Fund.

(b)	Represents 7-day effective yield as of November 30, 2023.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$4,376,841	$—	$—	$4,376,841
Short-Term Investments	—	241,350	—	241,350
Total Investments	$4,376,841	$241,350	$—	$4,618,191

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)
November 30, 2023

Principal Amount		Value
U.S. Treasury Obligations 3.6%
$10,000,000	U.S. Treasury Bills, 5.24%, due 2/27/2024 (Cost $9,871,948)	$9,871,743 (a)

U.S. Government Agency Securities 1.3%
3,446,984	Federal Home Loan Banks, 5.55%, due 4/5/2024 (Cost $3,446,134)	3,444,078
Asset-Backed Securities 19.7%
	Ally Auto Receivables Trust
34,019	Series 2022-1, Class A2, 2.67%, due 4/15/2025	33,977
1,600,000	Series 2023-1, Class A2, 5.76%, due 11/15/2026	1,599,886
1,795,000	Bank of America Auto Trust, Series 2023-1A, Class A2, 5.83%, due 5/15/2026	1,795,155 (b)
	BMW Vehicle Lease Trust
634,533	Series 2023-1, Class A2, 5.27%, due 2/25/2025	633,776
757,000	Series 2023-2, Class A2, 5.95%, due 8/25/2025	758,239
1,354,000	BMW Vehicle Owner Trust, Series 2023-A, Class A2A, 5.72%, due 4/27/2026	1,354,511
	Capital One Prime Auto Receivables Trust
771,779	Series 2022-1, Class A2, 2.71%, due 6/16/2025	768,237
1,409,766	Series 2023-1, Class A2, 5.20%, due 5/15/2026	1,405,046
	Citizens Auto Receivables Trust
1,926,000	Series 2023-1, Class A2A, 6.13%, due 7/15/2026	1,927,477 (b)
2,247,000	Series 2023-2, Class A2A, 6.09%, due 10/15/2026	2,249,277 (b)
454,000	Dell Equipment Finance Trust, Series 2023-1, Class A2, 5.65%, due 9/22/2028	453,007 (b)
410,000	DLLAA LLC, Series 2023-1A, Class A2, 5.93%, due 7/20/2026	410,590 (b)
299,461	DLLAD LLC, Series 2023-1A, Class A2, 5.19%, due 4/20/2026	298,021 (b)
1,887,000	Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.80%, due 11/16/2026	1,886,395
	Ford Credit Auto Owner Trust
440,745	Series 2022-B, Class A2A, 3.44%, due 2/15/2025	439,850
708,145	Series 2023-A, Class A2A, 5.14%, due 3/15/2026	705,955
492,000	GECU Auto Receivables Trust, Series 2023-1A, Class A2, 5.95%, due 3/15/2027	491,368 (b)
	GM Financial Automobile Leasing Trust
1,119,122	Series 2023-1, Class A2A, 5.27%, due 6/20/2025	1,116,518
509,000	Series 2023-3, Class A2A, 5.58%, due 1/20/2026	508,547
	GM Financial Consumer Automobile Receivables Trust
107,495	Series 2022-2, Class A2, 2.52%, due 5/16/2025	107,209
751,882	Series 2022-3, Class A2A, 3.50%, due 9/16/2025	748,433
323,394	Series 2023-2, Class A2A, 5.10%, due 5/18/2026	322,282
1,542,000	Series 2023-3, Class A2A, 5.74%, due 9/16/2026	1,542,507
2,870,000	Honda Auto Receivables Owner Trust, Series 2023-2, Class A2, 5.41%, due 4/15/2026	2,865,305
752,000	HPEFS Equipment Trust, Series 2022-1A, Class B, 1.79%, due 5/21/2029	731,239 (b)
	Hyundai Auto Lease Securitization Trust
501,124	Series 2023-A, Class A2A, 5.20%, due 4/15/2025	499,735 (b)
783,000	Series 2023-C, Class A2A, 5.85%, due 3/16/2026	784,930 (b)
	Hyundai Auto Receivables Trust
61,573	Series 2022-A, Class A2A, 1.81%, due 2/18/2025	61,470
1,279,029	Series 2023-A, Class A2A, 5.19%, due 12/15/2025	1,275,787
1,195,000	Series 2023-B, Class A2A, 5.77%, due 5/15/2026	1,195,338
2,305,000	Series 2023-C, Class A2A, 5.80%, due 1/15/2027	2,311,555
630,000	John Deere Owner Trust, Series 2023-C, Class A2, 5.76%, due 8/17/2026	630,781
	Kubota Credit Owner Trust
294,653	Series 2022-1A, Class A2, 2.34%, due 4/15/2025	292,609 (b)
502,000	Series 2023-1A, Class A2, 5.40%, due 2/17/2026	500,213 (b)
693,209	Mercedes-Benz Auto Receivables Trust, Series 2022-1, Class A2, 5.26%, due 10/15/2025	692,266
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
$241,242	MMAF Equipment Finance LLC, Series 2022-A, Class A2, 2.77%, due 2/13/2025	$239,719 (b)
1,559,000	Nissan Auto Lease Trust, Series 2023-B, Class A2A, 5.74%, due 8/15/2025	1,558,952
	Nissan Auto Receivables Owner Trust
459,592	Series 2022-B, Class A2, 4.50%, due 8/15/2025	457,933
2,661,000	Series 2023-A, Class A2A, 5.34%, due 2/17/2026	2,656,593
2,006,000	Porsche Financial Auto Securitization Trust, Series 2023-2A, Class A2A, 5.88%, due 11/23/2026	2,011,855 (b)
103,931	Santander Retail Auto Lease Trust, Series 2022-B, Class A2, 2.84%, due 5/20/2025	103,613 (b)
	Toyota Auto Receivables Owner Trust
74,853	Series 2022-B, Class A2A, 2.35%, due 1/15/2025	74,707
568,229	Series 2023-A, Class A2, 5.05%, due 1/15/2026	566,747
2,716,000	Series 2023-C, Class A2A, 5.60%, due 8/17/2026	2,714,682
1,918,000	Series 2023-D, Class A2A, 5.80%, due 11/16/2026	1,922,685
1,737,000	USAA Auto Owner Trust, Series 2023-A, Class A2, 5.83%, due 7/15/2026	1,737,954 (b)
	Verizon Master Trust
1,138,000	Series 2022-7, Class A1B, (30 day USD SOFR Average + 0.85%), 6.17%, due 11/22/2027	1,140,971 (c)
474,000	Series 2023-5, Class A1B, (30 day USD SOFR Average + 0.68%), 6.01%, due 9/8/2028	476,629 (c)
910,000	Volkswagen Auto Lease Trust, Series 2023-A, Class A2A, 5.87%, due 1/20/2026	911,940
	World Omni Auto Receivables Trust
239,726	Series 2022-B, Class A2A, 2.77%, due 10/15/2025	238,545
235,350	Series 2022-D, Class A2A, 5.51%, due 3/16/2026	235,098
1,210,709	Series 2023-A, Class A2A, 5.18%, due 7/15/2026	1,207,285
2,505,000	Series 2023-C, Class A2A, 5.57%, due 12/15/2026	2,502,030
Total Asset-Backed Securities (Cost $54,162,892)		54,155,429

Corporate Bonds 53.1%
Auto Manufacturers 5.0%
	General Motors Financial Co., Inc.
1,645,000	1.05%, due 3/8/2024	1,624,085
1,400,000	1.20%, due 10/15/2024	1,343,509
1,644,000	Mercedes-Benz Finance North America LLC, (Secured Overnight Financing Rate + 0.93%), 6.28%, due 3/30/2025	1,653,871 (b)(c)
	Toyota Motor Credit Corp.
2,875,000	(Secured Overnight Financing Rate Index + 0.65%), 6.00%, due 12/29/2023	2,875,776 (c)
2,405,000	(Secured Overnight Financing Rate + 0.62%), 5.97%, due 3/22/2024	2,406,797 (c)
3,800,000	Volkswagen Group of America Finance LLC, (Secured Overnight Financing Rate + 0.95%), 6.30%, due 6/7/2024	3,803,825 (b)(c)
		13,707,863
Banks 16.9%
	Bank of America Corp.
3,973,000	(Secured Overnight Financing Rate + 1.10%), 6.45%, due 4/25/2025	3,978,324 (c)
1,740,000	(Secured Overnight Financing Rate + 1.33%), 6.68%, due 4/2/2026	1,744,907 (c)
1,425,000	Citibank NA, 3.65%, due 1/23/2024	1,420,901
	Citigroup, Inc.
1,445,000	(Secured Overnight Financing Rate + 1.37%), 6.72%, due 5/24/2025	1,448,685 (c)
3,195,000	(Secured Overnight Financing Rate + 1.53%), 6.88%, due 3/17/2026	3,206,873 (c)
5,121,000	Goldman Sachs Group, Inc., 5.70%, due 11/1/2024	5,117,771
6,005,000	JPMorgan Chase & Co., (Secured Overnight Financing Rate + 0.58%), 5.93%, due 6/23/2025	5,988,486 (c)
5,484,000	Morgan Stanley, (Secured Overnight Financing Rate + 0.63%), 5.97%, due 1/24/2025	5,470,290 (c)
4,670,000	Royal Bank of Canada, (Secured Overnight Financing Rate Index + 0.44%), 5.79%, due 1/21/2025	4,667,963 (c)
2,460,000	Truist Bank, (Secured Overnight Financing Rate + 0.20%), 5.55%, due 1/17/2024	2,459,237 (c)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Banks – cont'd
$1,015,000	Truist Financial Corp., (Secured Overnight Financing Rate + 0.40%), 5.75%, due 6/9/2025	$996,752 (c)
4,050,000	U.S. Bancorp, 2.40%, due 7/30/2024	3,960,278
5,875,000	Wells Fargo & Co., 3.75%, due 1/24/2024	5,857,747
46,318,214
Beverages 0.8%
2,172,000	PepsiCo, Inc., (Secured Overnight Financing Rate Index + 0.40%), 5.75%, due 11/12/2024	2,173,506 (c)
Biotechnology 1.2%
3,285,000	Amgen, Inc., 3.63%, due 5/22/2024	3,252,137
Diversified Financial Services 3.4%
5,104,000	American Express Co., (Secured Overnight Financing Rate + 0.93%), 6.27%, due 3/4/2025	5,110,367 (c)
Capital One Financial Corp.
3,130,000	(Secured Overnight Financing Rate + 0.69%), 6.04%, due 12/6/2024	3,129,656 (c)
1,175,000	(Secured Overnight Financing Rate + 1.35%), 6.70%, due 5/9/2025	1,172,060 (c)
9,412,083
Electric 1.8%
1,780,000	Florida Power & Light Co., (Secured Overnight Financing Rate Index + 0.38%), 5.73%, due 1/12/2024	1,779,939 (c)
985,000	Mississippi Power Co., Series A, (Secured Overnight Financing Rate + 0.30%), 5.65%, due 6/28/2024	983,620 (c)
2,220,000	National Rural Utilities Cooperative Finance Corp., Series D, (Secured Overnight Financing Rate + 0.33%), 5.68%, due 10/18/2024	2,217,193 (c)
4,980,752
Healthcare - Products 3.0%
Baxter International, Inc.
2,500,000	(Secured Overnight Financing Rate Index + 0.26%), 5.61%, due 12/1/2023	2,500,000 (c)
2,825,000	(Secured Overnight Financing Rate Index + 0.44%), 5.79%, due 11/29/2024	2,815,397 (c)
2,973,000	Thermo Fisher Scientific, Inc., 1.22%, due 10/18/2024	2,861,048
8,176,445
Insurance 1.1%
3,091,000	Protective Life Global Funding, (Secured Overnight Financing Rate + 0.98%), 6.33%, due 3/28/2025	3,100,622 (b)(c)
Machinery - Construction & Mining 1.1%
3,112,000	Caterpillar Financial Services Corp., (Secured Overnight Financing Rate + 0.27%), 5.62%, due 9/13/2024	3,111,302 (c)
Machinery - Diversified 1.9%
John Deere Capital Corp.
1,522,000	(Secured Overnight Financing Rate + 0.20%), 5.55%, due 10/11/2024	1,520,101 (c)
3,798,000	(Secured Overnight Financing Rate + 0.56%), 5.91%, due 3/7/2025	3,807,771 (c)
5,327,872
Media 0.8%
2,305,000	Sky Ltd., 3.75%, due 9/16/2024	2,273,747 (b)
Miscellaneous Manufacturer 1.6%
4,470,000	Siemens Financieringsmaatschappij NV, (Secured Overnight Financing Rate + 0.43%), 5.78%, due 3/11/2024	4,471,198 (b)(c)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Pharmaceuticals 1.6%
	AbbVie, Inc.
$3,575,000	3.85%, due 6/15/2024	$3,537,587
1,020,000	2.60%, due 11/21/2024	991,499
		4,529,086
Pipelines 3.8%
4,398,000	Enbridge, Inc., (Secured Overnight Financing Rate Index + 0.63%), 5.98%, due 2/16/2024	4,399,568 (c)
5,950,000	Enterprise Products Operating LLC, 3.90%, due 2/15/2024	5,926,572
		10,326,140
Real Estate Investment Trusts 2.1%
	Simon Property Group LP
3,380,000	3.75%, due 2/1/2024	3,365,630
2,440,000	2.00%, due 9/13/2024	2,370,008
		5,735,638
Retail 0.5%
1,315,000	Starbucks Corp., (Secured Overnight Financing Rate Index + 0.42%), 5.77%, due 2/14/2024	1,315,003 (c)
Semiconductors 1.7%
4,592,000	Analog Devices, Inc., (Secured Overnight Financing Rate + 0.25%), 5.60%, due 10/1/2024	4,589,756 (c)
Software 1.3%
3,495,000	Oracle Corp., 3.40%, due 7/8/2024	3,442,578
Telecommunications 3.5%
5,762,000	AT&T, Inc., 0.90%, due 3/25/2024	5,675,246
	Verizon Communications, Inc.
3,470,000	0.75%, due 3/22/2024	3,418,698
615,000	3.50%, due 11/1/2024	603,544
		9,697,488
Total Corporate Bonds (Cost $145,922,482)		145,941,430
Number of Shares

Short-Term Investments 21.5%
Investment Companies 21.5%
58,977,967	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.31%(d) (Cost $58,977,967)	58,977,967
Total Investments 99.2% (Cost $272,381,423)		272,390,647
Other Assets Less Liabilities 0.8%		2,299,696 (e)
Net Assets 100.0%		$274,690,343

(a)	Rate shown was the discount rate at the date of purchase.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At November 30, 2023, these securities amounted to $29,830,025, which represents 10.9% of net assets of the Fund.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of November 30, 2023 and changes periodically.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
(d)	Represents 7-day effective yield as of November 30, 2023.
(e)	Includes the impact of the Fund's open positions in derivatives at November 30, 2023.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At November 30, 2023, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2023	144	Lead	$7,577,100	$(327,633)
12/2023	71	Nickel	7,023,036	(1,762,514)
12/2023	178	Primary Aluminum	9,638,744	(995,729)
12/2023	188	Zinc	11,631,325	(626,100)
1/2024	235	Brent Crude Oil	18,936,300	(998,067)
1/2024	107	Lead	5,656,956	29,842
1/2024	63	Nickel	6,258,546	(543,008)
1/2024	141	Platinum	6,598,095	231,064
1/2024	361	Soybean Meal	15,306,400	1,404,637
1/2024	327	Soybean Oil	10,253,412	(630,535)
2/2024	185	Gold 100 Oz	38,058,200	910,509
2/2024	154	Live Cattle	10,584,420	(800,440)
2/2024	453	Natural Gas	11,945,610	(3,599,855)
2/2024	127	New York Harbor ULSD	14,272,717	(722,753)
2/2024	166	RBOB Gasoline	15,284,018	(947,851)
2/2024	171	Sugar 11	4,987,181	381,647
2/2024	209	WTI Crude	15,881,910	(924,709)
3/2024	18	Cattle Feeder	2,003,175	(338,708)
3/2024	79	Coffee'c'	5,471,737	987,387
3/2024	155	Low Sulphur Gasoil	12,020,250	(755,583)
3/2024	222	Primary Aluminum	12,216,938	(376,552)
3/2024	108	Silver	13,856,400	1,364,072
3/2024	89	Soybean Meal	6,062,012	142,070
3/2024	96	Wheat	3,086,400	(410,126)
3/2024	177	Zinc	10,964,044	38,000
4/2024	171	Lean Hogs	5,290,740	(265,630)
5/2024	134	Cocoa	5,684,280	579,558
5/2024	195	Copper	18,883,313	462,936
5/2024	131	Cotton No.2	5,285,850	(151,860)
5/2024	107	Wheat	3,278,213	32,495
5/2024	165	Zinc	10,250,625	(93,385)
6/2024	217	Primary Aluminum	12,161,494	(345,946)
7/2024	678	Corn	17,094,075	(59,786)
Total Long Positions			$353,503,516	$(9,112,553)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2023	144	Lead	$(7,577,100)	$(25,473)
12/2023	71	Nickel	(7,023,036)	718,144
12/2023	178	Primary Aluminum	(9,638,744)	330,276
12/2023	188	Zinc	(11,631,325)	(110,385)
1/2024	1	Nickel	(99,342)	(1,371)
3/2024	222	Primary Aluminum	(12,216,938)	363,598
3/2024	177	Zinc	(10,964,044)	82,504
5/2024	2	Zinc	(124,250)	2,416
6/2024	1	Primary Aluminum	(56,044)	1,515
Total Short Positions			$(59,330,823)	$1,361,224
Total Futures				$(7,751,329)
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$9,871,743	$—	$9,871,743
U.S. Government Agency Securities	—	3,444,078	—	3,444,078
Asset-Backed Securities	—	54,155,429	—	54,155,429
Corporate Bonds#	—	145,941,430	—	145,941,430
Short-Term Investments	—	58,977,967	—	58,977,967
Total Investments	$—	$272,390,647	$—	$272,390,647

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s derivatives as of November 30, 2023:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures
Assets	$8,062,670	$—	$—	$8,062,670
Liabilities	(15,813,999)	—	—	(15,813,999)
Total	$(7,751,329)	$—	$—	$(7,751,329)

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Schedule of Investments

Schedule of Investments Disrupters ETF^ (Unaudited)
November 30, 2023

Number of Shares		Value
Common Stocks 97.7%
Aerospace & Defense 3.6%
401	TransDigm Group, Inc.*	$386,111
Automobile Components 3.0%
7,925	Mobileye Global, Inc. Class A*	325,321
Broadline Retail 4.3%
3,194	Amazon.com, Inc.*	466,611
Capital Markets 4.8%
5,369	Tradeweb Markets, Inc. Class A	520,256
Electronic Equipment, Instruments & Components 2.9%
2,284	Keysight Technologies, Inc.*	310,373
Ground Transportation 5.2%
9,879	Uber Technologies, Inc.*	556,978
Health Care Equipment & Supplies 14.5%
2,530	Dexcom, Inc.*	292,266
3,725	Edwards Lifesciences Corp.*	252,220
693	IDEXX Laboratories, Inc.*	322,813
1,435	Intuitive Surgical, Inc.*	446,055
1,398	Shockwave Medical, Inc.*	244,021
		1,557,375
Interactive Media & Services 3.9%
3,155	Alphabet, Inc. Class C*	422,518
IT Services 4.2%
1,076	MongoDB, Inc.*	447,336
Life Sciences Tools & Services 2.7%
1,321	Danaher Corp.	294,992
Pharmaceuticals 4.1%
742	Eli Lilly & Co.	438,552
Number of Shares		Value
Professional Services 2.2%
1,311	Paycom Software, Inc.	$238,156
Semiconductors & Semiconductor Equipment 19.8%
4,046	Advanced Micro Devices, Inc.*	490,213
2,464	Analog Devices, Inc.	451,848
623	ASML Holding NV	425,983
1,612	NVIDIA Corp.	753,933
		2,121,977
Software 22.5%
648	Adobe, Inc.*	395,934
941	Intuit, Inc.	537,744
1,145	Microsoft Corp.	433,852
1,256	Palo Alto Networks, Inc.*	370,633
3,685	Procore Technologies, Inc.*	217,747
667	ServiceNow, Inc.*	457,389
		2,413,299
Total Common Stocks (Cost $8,894,321)		10,499,855

Short-Term Investments 2.3%
Investment Companies 2.3%
246,432	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.31%(a) (Cost $246,432)	246,432
Total Investments 100.0% (Cost $9,140,753)		10,746,287
Liabilities Less Other Assets (0.0)%(b)		(842)
Net Assets 100.0%		$10,745,445

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2023.
(b)	Represents less than 0.05% of net assets of the Fund.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$10,499,855	$—	$—	$10,499,855
Short-Term Investments	—	246,432	—	246,432
Total Investments	$10,499,855	$246,432	$—	$10,746,287

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Global Real Estate ETF^ (Unaudited)
November 30, 2023

Number of Shares		Value
Common Stocks 99.3%
Australia 4.7%
35,748	Charter Hall Retail REIT	$75,586
19,688	GPT Group	53,596
101,564	Region RE Ltd.	138,914
		268,096
Belgium 0.9%
1,265	Shurgard Self Storage Ltd.	54,892
Canada 4.3%
2,978	Canadian Apartment Properties REIT	101,458
8,801	RioCan REIT	113,308
3,868	Tricon Residential, Inc.	30,472
		245,238
France 1.8%
951	Gecina SA	105,173
Hong Kong 5.2%
13,000	CK Asset Holdings Ltd.	61,661
8,900	Link REIT	43,980
106,000	Sino Land Co. Ltd.	106,796
8,769	Sun Hung Kai Properties Ltd.	86,048
		298,485
Japan 9.2%
109	LaSalle Logiport REIT	115,867
6,400	Mitsui Fudosan Co. Ltd.	149,877
18	Nippon Building Fund, Inc.	75,395
63	Nippon Prologis REIT, Inc.	119,150
2,800	Nomura Real Estate Holdings, Inc.	68,064
		528,353
Singapore 3.5%
50,000	Mapletree Pan Asia Commercial Trust	51,207
33,800	UOL Group Ltd.	149,077
		200,284
Spain 3.0%
1,932	Cellnex Telecom SA(a)	73,688
10,081	Merlin Properties Socimi SA	101,612
		175,300
Switzerland 1.6%
342	PSP Swiss Property AG	45,147
441	Swiss Prime Site AG	44,316
		89,463
United Kingdom 6.0%
21,055	Grainger PLC	67,515
7,542	Great Portland Estates PLC	36,410
3,760	Safestore Holdings PLC	36,337
10,751	Segro PLC	110,237
Number of Shares		Value
United Kingdom – cont'd
7,851	UNITE Group PLC	$96,240
		346,739
United States 59.1%
424	American Homes 4 Rent Class A	15,378
1,693	American Tower Corp.	353,465
3,215	Apartment Income REIT Corp.	100,051
395	AvalonBay Communities, Inc.	68,311
688	Boston Properties, Inc.	39,168
1,767	Crown Castle, Inc.	207,234
172	EastGroup Properties, Inc.	29,885
338	Equinix, Inc.	275,473
1,008	Equity LifeStyle Properties, Inc.	71,669
1,256	Equity Residential	71,391
442	Essex Property Trust, Inc.	94,349
1,021	Extra Space Storage, Inc.	132,904
12,101	Hudson Pacific Properties, Inc.	71,033
1,039	Invitation Homes, Inc.	34,661
1,388	Iron Mountain, Inc.	89,040
6,955	Kimco Realty Corp.	134,371
1,551	Omega Healthcare Investors, Inc.	49,244
2,265	Prologis, Inc.	260,316
959	Public Storage	248,151
2,423	Realty Income Corp.	130,745
2,229	Retail Opportunity Investments Corp.	28,687
834	Rexford Industrial Realty, Inc.	41,049
365	SBA Communications Corp.	90,140
1,279	Simon Property Group, Inc.	159,734
787	Sun Communities, Inc.	101,791
2,428	Urban Edge Properties	40,669
2,184	Ventas, Inc.	100,115
4,019	VICI Properties, Inc.	120,128
1,685	Welltower, Inc.	150,134
2,711	Weyerhaeuser Co.	84,990
		3,394,276
Total Common Stocks (Cost $5,606,411)		5,706,299

Short-Term Investments 1.5%
Investment Companies 1.5%
82,158	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.31%(b) (Cost $82,158)	82,158
Total Investments 100.8% (Cost $5,688,569)		5,788,457
Liabilities Less Other Assets (0.8)%		(43,137)
Net Assets 100.0%		$5,745,320

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate ETF^ (Unaudited)  (cont’d)
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2023 amounted to $73,688, which represents 1.3% of net assets of the
Fund.

(b)	Represents 7-day effective yield as of November 30, 2023.

POSITIONS BY SECTOR
Sector	Investments at Value	Percentage of Net Assets
Specialty REITs	$2,061,674	35.9%
Industrial & Office REITs	887,816	15.4%
Retail REITs	865,994	15.1%
Real Estate Holding & Development	808,973	14.1%
Residential REITs	755,299	13.1%
Diversified REITs	206,415	3.6%
Hotel & Lodging REITs	120,128	2.1%
Short-Term Investments and Other Liabilities-Net	39,021	0.7%
Total	$5,745,320	100.0%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$5,706,299	$—	$—	$5,706,299
Short-Term Investments	—	82,158	—	82,158
Total Investments	$5,706,299	$82,158	$—	$5,788,457

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Sector summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Next Generation Connected Consumer ETF^ (Unaudited)
November 30, 2023

Number of Shares		Value
Common Stocks 95.4%
Beverages 6.2%
70,688	Becle SAB de CV(a)	$119,736
6,542	Keurig Dr Pepper, Inc.	206,531
		326,267
Consumer Staples Distribution & Retail 6.7%
2,083	Dollar Tree, Inc.*	257,438
621	Walmart, Inc.	96,684
		354,122
Diversified Consumer Services 2.0%
5,436	Coursera, Inc.*	107,361
Entertainment 4.9%
755	Spotify Technology SA*	139,758
1,249	Walt Disney Co.*	115,770
		255,528
Financial Services 1.2%
4,257	Toast, Inc. Class A*	63,302
Food Products 2.3%
3,157	Simply Good Foods Co.*	122,302
Health Care Equipment & Supplies 3.5%
969	EssilorLuxottica SA	184,709
Hotels, Restaurants & Leisure 24.6%
4,485	Basic-Fit NV*(a)(b)	127,809
37	Chipotle Mexican Grill, Inc.*	81,483
5,946	Cie des Alpes	91,258
3,842	DraftKings, Inc. Class A*	146,918
18,705	eDreams ODIGEO SA*	137,840
4,455	Las Vegas Sands Corp.	205,465
639	Marriott International, Inc. Class A	129,525
802	McDonald's Corp.	226,036
22,858	Soho House & Co., Inc.*(a)	143,777
		1,290,111
Insurance 5.0%
1,178	Allstate Corp.	162,411
39,000	ZhongAn Online P&C Insurance Co. Ltd. Class H*(b)	98,357
		260,768
Interactive Media & Services 6.4%
1,037	Alphabet, Inc. Class C*	138,875
3,885	Match Group, Inc.*	125,796
5,090	Snap, Inc. Class A*	70,395
		335,066
Number of Shares		Value
IT Services 2.5%
1,278	Wix.com Ltd.*	$129,717
Pharmaceuticals 2.5%
731	Zoetis, Inc.	129,146
Software 1.2%
6,660	Zuora, Inc. Class A*	60,739
Specialty Retail 16.2%
6,262	Aritzia, Inc.*(a)	121,461
2,920	Beyond, Inc.*	56,122
383	Home Depot, Inc.	120,067
1,591	TJX Cos., Inc.	140,183
133,000	Topsports International Holdings Ltd.(b)	108,119
345	Ulta Beauty, Inc.*	146,967
14,945	Warby Parker, Inc. Class A*	155,577
		848,496
Textiles, Apparel & Luxury Goods 7.0%
108	Kering SA	46,283
11,000	Li Ning Co. Ltd.	30,629
2,584	Moncler SpA	143,109
1,361	NIKE, Inc. Class B	150,077
		370,098
Wireless Telecommunication Services 3.2%
1,132	T-Mobile U.S., Inc.	170,309
Total Common Stocks (Cost $5,273,056)		5,008,041

Short-Term Investments 10.9%
Investment Companies 10.9%
239,972	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.31%(c)	239,972
334,509	State Street Navigator Securities Lending Government Money Market Portfolio, 5.37%(c)(d)	334,509
Total Short-Term Investments (Cost $574,481)		574,481
Total Investments 106.3% (Cost $5,847,537)		5,582,522
Liabilities Less Other Assets (6.3)%		(330,673)
Net Assets 100.0%		$5,251,849

*	Non-income producing security.
See Notes to Schedule of Investments

Schedule of Investments Next Generation Connected Consumer ETF^ (Unaudited)  (cont’d)
(a)
All or a portion of this security is on loan at November 30, 2023. Total value of all such securities at
November 30, 2023 amounted to $440,084, collateralized by cash collateral of $334,509 and non-cash
(U.S. Treasury Securities) collateral of $135,024 for the Fund.

(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2023 amounted to $334,285, which represents 6.4% of net assets of the
Fund.

(c)	Represents 7-day effective yield as of November 30, 2023.
(d)	Represents investment of cash collateral received from securities lending.

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$3,525,237	67.1%
France	322,250	6.2%
China	237,105	4.5%
United Kingdom	143,777	2.8%
Italy	143,109	2.7%
Spain	137,840	2.6%
Israel	129,717	2.5%
Netherlands	127,809	2.4%
Canada	121,461	2.3%
Mexico	119,736	2.3%
Short-Term Investments and Other Liabilities—Net	243,808	4.6%
	$5,251,849	100.0%
See Notes to Schedule of Investments

Schedule of Investments Next Generation Connected Consumer ETF^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$5,008,041	$—	$—	$5,008,041
Short-Term Investments	—	574,481	—	574,481
Total Investments	$5,008,041	$574,481	$—	$5,582,522

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

November 30, 2023
Notes to Schedule of Investments ETF Trustß (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Carbon Transition & Infrastructure ETF, Neuberger Berman China Equity ETF, Neuberger Berman Commodity Strategy ETF ("Commodity Strategy"), Neuberger Berman Disrupters ETF, Neuberger Berman Global Real Estate ETF and Neuberger Berman Next Generation Connected Consumer ETF (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßFor Commodity Strategy, the notes to the Schedule of Investments are consolidated notes with the CS Subsidiary

Notes to Schedule of Investments ETF Trustß (Unaudited)  (cont’d)
U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.
Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider several factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßFor Commodity Strategy, the notes to the Schedule of Investments are consolidated notes with the CS Subsidiary

Notes to Schedule of Investments ETF Trustß (Unaudited)  (cont’d)

Commodity Strategy invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd. (the "CS Subsidiary"), which is organized under the laws of the Cayman Islands. Commodity Strategy ETF is and expects to remain the sole shareholder of the CS Subsidiary. The CS Subsidiary is governed by its own Board of Directors.
As of November 30, 2023, the value of Commodity Strategy's investment in the CS Subsidiary was as follows:
Investment in CS Subsidiary	Percentage of Net Assets
$45,105,994	16.4%
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßFor Commodity Strategy, the notes to the Schedule of Investments are consolidated notes with the CS Subsidiary

Notes to Schedule of Investments ETF Trustß (Unaudited) (cont'd)
Legend

Benchmarks:
SOFR	= Secured Overnight Financing Rate
Other Abbreviations:
JSC	= Joint Stock Company
Management	= Neuberger Berman Investment Advisers LLC

Currency Abbreviations:
USD	= United States Dollar
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßFor Commodity Strategy, the notes to the Schedule of Investments are consolidated notes with the CS Subsidiary